LIQUIDITY AND GOING CONCERN (Textual) (Detail) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 18, 2017	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Proceeds from Issuance Initial Public Offering	$ 690,000,000	$ 680,000,000	$ 0
Sale of Stock, Price Per Share	$ 10.00		$ 10.00
Cash and Cash Equivalents, at Carrying Value		$ 696,382	$ 462,162	$ 274,295	$ 817,157
Marketable Securities, Current			704,250,272	712,534,665
Working Capital			74,703	2,871,908
Business Combination Of Deferral Payment			382,000	759,000
Common Class A [Member]
Proceeds from Issuance Initial Public Offering	$ 690,000,000
Sale of Stock, Price Per Share	$ 10.00
Sponsor [Member]
Debt Instrument, Face Amount			$ 200,000	$ 200,000